Supplier Concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Vendor	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	73.00%	72.00%	71.00%
Number of key suppliers	4
Carrier | Supplier Concentration Risk
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	59.00%	57.00%	54.00%